David Lubin & Associates, PLLC
10 Union Avenue, Suite 5
Lynbrook, New York 11563
Telephone: (516) 887-8200
Facsimile: (516) 887-8250

September 13, 2011

Via EDGAR
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.W.
Washington, D.C. 20549-0406
Attention: H. Roger Schwall, Assistant Director

Re: Westpoint Energy, Inc.
Registration Statement on Form S-1
Filed July 1, 2011, as amended August 8, 2011
File No. 333-175313

Dear Mr. Schwall:

Westpoint Energy, Inc. (the “Company”) herewith files with the Securities and Exchange Commission (the "Commission") Amendment No. 2 to the registration statement on Form S-1 (the "Amended Registration Statement") in response to the Commission's comments, dated August 8, 2011, with reference to the Company's registration statement on Form S-1 filed with the Commission on July 1, 2011, as amended August 8, 2011.

In addition to the Amended Registration Statement, the Company supplementally responds to all the Commission's comments as follows (the term “our” or “we” as used herein refers to the Company):

General

1.
Please provide updated information with each amendment. For example, and without limitation, we note your statement at page 44 that you expect that the initial phase of the work program will be completed by the fall of 2011. Please provide updated disclosure regarding the status of your work program.

Response: The Amended Registration Statement has been updated to provideupdated disclosure, including regarding the status of the Company's work programon pages 29, 30, 32, 33, 36 and 37.

2.              We note your response to comment three in our letter dated July 26, 2011, and your reference to the Saskatchewan Department of Energy summary sheet. Please tell us whether the document that you provided in response to such comment was prepared by the Saskatchewan Department of Energy. If it was not prepared by such entity, please tell us who prepared such document.

Response:  The document provided was prepared by the Saskatchewan Department of Energy and can be downloaded from their web site at www.er.gov.sk.ca/Oil-Gas-Facts.

Risk Factors, page 14

3.           We note your response to comment seven in our letter dated July 26, 2011 (i.e., that Mr. Dhaddey resides in Morgan Hill, California and Mr. Adams resides in Calgary, Alberta). Please provide related risk factor disclosure, or tell us why this does not present any material risks. In that regard, we note the location of your properties.

Response:  A risk factor has been added on page 17 regarding Messrs. Dhaddey and Adams not residing in close proximity to the properties in Saskatchewan.

We are an exploration company.....page 14

4.           We re-issue comment nine in our letter dated July 26, 2011, as it appears that you have not revised this risk factor.

Response: The sentence beginning “Our future operating results will depend on many factors…” on pages 9 and 10 has been deleted in accordance with the Commission's comment nine in its letter dated July 26, 2011.

Since our officer and directors work for Titan.... page 17

5.
We note your response to comment 12 in our letter dated July 26, 2011. Please revise this risk factor to identify Messrs. Dhaddey and Adams specifically, rather than referring to them as your "sole officer and two directors" or as the "individuals." For instance, revise the last sentence to state more clearly that Mr. Dhaddey and Mr. Adams may have a conflict of interest in helping to identify and obtain for Westpoint rights to mineral properties, personnel or other business opportunities that Titan may also be considering.

Response: The risk factor has been revised in accordance with the Commission's comment on page 12.

Description of Business, page 34

6.
We note your response to comment 12 in our letter dated July 26,2011. Please revise your filing to clarify whether Messrs. Dhaddey or Adams have ever visited the Saskatchewan properties, and to disclose the anticipated timing for any planned visit in the future.

Response:  The disclosure has been revised on page 29 to indicate that Messrs. Dhaddey and Adams have never visited the Saskatchewan properties and currently do not have plans to visit the properties.

Financial Statements, page 51

7.	We note your financial statements are no longer current. Please amend your filing to include updated financial statements as necessary to comply with Rule 8-08 of

Regulation S-X.

Response:  The disclosure in the Amended Registration Statement has been amended to include updated financial statements as well as updated financial information Page F-1 includes financial information for the quarter ended June 30, 2011 as well as the Management's Discussion and Analysis on page 36.

Please address any further questions or comments to the undersigned at the above-referenced telephone and fax numbers. Thank you very much.

Very truly yours,

/s/David Lubin
David Lubin